Note 2 - Principles of Consolidation, Accounting policies and measurement bases applied and recent IFRS pronouncements - Amortization Rate (Tables)	12 Months Ended
Dec. 31, 2018
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Amortization Rates
Depreciation Rates for Tangible Assets

Type of Assets	Annual Percentage
Buildings for own use	1% - 4%
Furniture	8% - 10%
Fixtures	6% - 12%
Office supplies and hardware	8% - 25%

GPI Argentina
General Price Index
2018
GPI	184
Average GPI	152
Inflation of the period	48%

Consolidated balance sheet summarized
Condensed Consolidated balance sheets (Millions of Euros)
ASSETS	December 2017 IAS 39	Classification and measurement of financial instruments	Impairment	Opening balance sheet 2018
Cash, cash balances at central banks and other demand deposits	42.680	-	-	42.680
Financial assets held for trading	64.695	27.159	-	91.854
Derivatives	35.265	-	-	35.265
Equity instruments	6.801	48	-	6.849
Debt securities	22.573	-	-	22.573
Loans and advances to central banks	-	245	-	245
Loans and advances to credit institutions	-	14.895	-	14.895
Loans and advances to customers	56	11.970	-	12.026
Non-trading financial assets mandatorily at fair value through profit or loss		4.451	-	4.451
Financial assets designated at fair value through profit or loss	2.709	(1.690)	-	1.019
Financial assets at fair value through other comprehensive income		62.107	8	62.115
Equity instruments		2.761	-	2.761
Debt securities		59.293	8	59.301
Loans and advances		140	-	140
Available for sale financial assets	69.476	(69.476)	-
Financial assets at amortized cost	431.521	(8.680)	(1.158)	421.685
Debt securities	10.339	19.623	(3)	29.959
Loans and advances to central banks	7.300	(245)	-	7.055
Loans and advances to credit institutions	26.261	(15.622)	22	10.661
Loans and advances to customers	387.621	(12.435)	(1.177)	374.009
Held to maturity investments	13.754	(13.754)	-
Hedging derivatives	2.485	-	-	2.485
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(25)	-	-	(25)
Joint ventures, associates and unconsolidated subsidiaries	1.588	1	-	1.589
Insurance and reinsurance assets	421	-	-	421
Tangible assets	7.191	-	-	7.191
Intangible assets	8.464	-	-	8.464
Tax assets	16.888	8	400	17.296
Other assets	4.359	-	-	4.359
Non-current assets and disposal groups held for sale	23.853	(1)	(21)	23.832
TOTAL ASSETS	690.059	125	(770)	689.414

LIABILITIES AND EQUITY	December 2017 IAS 39	Classification and measurement of financial instruments	Impairment	Opening balance sheet 2018
Financial liabilities held for trading	46.182	34.601	-	80.783
Financial liabilities designated at fair value through profit or loss	2.222	3.273	-	5.495
Financial liabilities at amortized cost	543.713	(37.595)	-	506.118
Deposits from central banks	37.054	(3.261)	-	33.793
Deposits from credit institutions	54.516	(19.381)	-	35.135
Customer Deposits	376.379	(12.690)	-	363.689
Debt certificates	63.915	(2.266)	-	61.649
Other financial liabilities	11.850	1	-	11.851
Hedging derivatives	2.880	(112)	-	2.768
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(7)	-	-	(7)
Liabilities under insurance and reinsurance contracts	9.223	-	-	9.223
Provisions	7.477	-	125	7.602
Tax liabilities	3.298	(24)	17	3.291
Other liabilities	4.550	-	-	4.550
Liabilities included in disposal groups classified as held for sale	17.197	1	(10)	17.188
TOTAL LIABILITIES	636.736	142	132	637.010
SHAREHOLDERS’ FUNDS	53.283	71	(923)	52.432
Capital	3.267	-	-	3.267
Share premium	23.992	-	-	23.992
Other equity	54	-	-	54
Retained earnings	23.612	71	(923)	22.760
Revaluation reserves	12	-	-	12
Other reserves	(35)	-	-	(35)
Less: Treasury shares	(96)	-	-	(96)
Profit or loss attributable to owners of the parent	3.519	-	-	3.519
Less: Interim dividends	(1.043)	-	-	(1.043)
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	(6.939)	(109)	13	(7.036)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)	6.979	21	8	7.008
TOTAL EQUITY	53.323	(17)	(902)	52.404
TOTAL EQUITY AND TOTAL LIABILITIES	690.059	125	(770)	689.414